Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

			Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3,4] ($)	Value of Initial Fixed $100 Investment based on:[5]
Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3,4] ($)			TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA[6] ($ Millions)

2023	115,015	115,015	6,495,652	4,231,852	100.58	165.71	(1,124.7)	940.6
2022	142,996	142,996	3,316,198	2,134,073	129.62	183.07	418.0	827.2
2021	138,347	138,347	3,726,889	6,429,764	148.98	170.46	588.9	1,066.1

1.	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.	Messrs. Zelnick and Slatoff were compensated for their respective services to the Company under the 2022 Management Agreement and, prior to May 23, 2022, the 2017 Management Agreement. The provisions of the 2022 Management Agreement and the 2017 Management Agreement establish the payments and benefits to which ZMC is entitled as consideration for providing the services set forth therein. In general, in connection with their provision of services to the Company, the actual amount of compensation received by Messrs. Zelnick and Slatoff is determined in the sole discretion of ZMC and without the Company’s knowledge, except that, under the terms of the 2022 Management Agreement and the 2017 Management Agreement, Mr. Zelnick may not receive more than 60% of the payments and benefits made to ZMC and Mr. Slatoff may not receive more than 40% of the payments and benefits made to ZMC. Amounts paid by ZMC to Messrs. Zelnick and Slatoff are not included in this disclosure.
4.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	115,015	—	—	115,015
2022	142,996	—	—	142,996
2021	138,347	—	—	138,347

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,495,652	(5,864,978)	3,601,178	4,231,852
2022	3,316,198	(2,001,943)	819,818	2,134,073
2021	3,726,889	(2,364,471)	5,067,346	6,429,764

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,871,990	(740,741)	—	(530,071)	—	—	3,601,178
2022	1,557,817	(874,969)	—	136,970	—	—	819,818
2021	2,825,543	1,901,754	—	340,049	—	—	5,067,346

5.	The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
6.	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in fiscal 2023. Adjusted EBITDA is a non-GAAP measure calculated by taking GAAP net income recorded for the Company, adding back or subtracting the net effect from deferral in net revenues and related costs of goods sold, impact of business reorganization, one-time gains or losses on long-term investments, acquisition related costs, stock-based compensation, interest, depreciation, amortization and tax expenses. A reconciliation of GAAP net income to Adjusted EBITDA for fiscal 2023 is provided in Annex A. Adjusted EBITDA may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

1.	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.

Changed Peer Group, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 115,015	$ 142,996	$ 138,347
PEO Actually Paid Compensation Amount	$ 115,015	142,996	138,347
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	115,015	—	—	115,015
2022	142,996	—	—	142,996
2021	138,347	—	—	138,347

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 6,495,652	3,316,198	3,726,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,231,852	2,134,073	6,429,764
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,495,652	(5,864,978)	3,601,178	4,231,852
2022	3,316,198	(2,001,943)	819,818	2,134,073
2021	3,726,889	(2,364,471)	5,067,346	6,429,764

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,871,990	(740,741)	—	(530,071)	—	—	3,601,178
2022	1,557,817	(874,969)	—	136,970	—	—	819,818
2021	2,825,543	1,901,754	—	340,049	—	—	5,067,346

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the RDG Technology Composite Index over the same period.

Comparison of Cumulative TSR of Take-Two Interactive
Software, Inc. and RDG Technology Composite Index

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Relative TSR

Total Shareholder Return Amount	$ 100.58	129.62	148.98
Peer Group Total Shareholder Return Amount	165.71	183.07	170.46
Net Income (Loss) Attributable to Parent	$ (1,124,700,000)	$ 418,000,000.0	$ 588,900,000
Company Selected Measure Amount	940,600,000	827,200,000	1,066,100,000
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total – Average Inclusion of Equity Values for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Strauss Zenck [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Strauss Zelnick	Strauss Zelnick	Strauss Zelnick
Non-PEO NEO [Member] | Average Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,864,978)	$ (2,001,943)	$ (2,364,471)
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,601,178	819,818	5,067,346
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,871,990	1,557,817	2,825,543
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(740,741)	(874,969)	1,901,754
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(530,071)	136,970	340,049
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,601,178	$ 819,818	$ 5,067,346
Non-PEO NEO [Member] | Lainie Goldstein
Pay vs Performance Disclosure [Table]
PEO Name	Lainie Goldstein	Lainie Goldstein	Lainie Goldstein
Non-PEO NEO [Member] | Karl Slatoff
Pay vs Performance Disclosure [Table]
PEO Name	Karl Slatoff	Karl Slatoff	Karl Slatoff
Non-PEO NEO [Member] | Daniel Emerson
Pay vs Performance Disclosure [Table]
PEO Name	Daniel Emerson	Daniel Emerson	Daniel Emerson